Employee benefits (Details 11)	12 Months Ended
Dec. 31, 2025
PPSP-R [member]
IfrsStatementLineItems [Line Items]
Number of Years	9 years 7 months 28 days
PPSP-R Pre-70 [member]
IfrsStatementLineItems [Line Items]
Number of Years	6 years 5 months 1 day
PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Number of Years	9 years 5 months 8 days
PPSP-NR Pre-70 [member]
IfrsStatementLineItems [Line Items]
Number of Years	6 years 3 months 29 days